Consolidated Balance Sheet Components - Other Liabilities, Noncurrent (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Convertible preferred share warrant liabilities	$ 0	$ 9,089
Deferred rent	6,580	1,955
Other	2,779	1,341
Other liabilities, noncurrent	$ 9,359	$ 12,385